SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Security Deposit	$ 484	$ 782
Severance Costs	3,022	2,909	2,217
Derivative, Gain (Loss) on Derivative, Net, Total	(397)	387	97
Effective Income Tax Rate Reconciliation, Percent, Total	50.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax	(10,281)	1,082
Options Strategies Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	33,270	9,868	10,408
Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	7,383	299	1,734
Options and Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	$ 25,772	$ 2,982
Software Development [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Software Development [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years